Shareholders Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance, Shares at Dec. 31, 2016	49,847,593
Beginning Balance, Value at Dec. 31, 2016	$ 498	$ 5,389,384	$ (4,734,948)	$ 654,934
APIC Cashless Warrants		228,250		228,250
Shares issued for PY conversion of debt and interest, Shares	237,885
Shares issued for PY conversion of debt and interest, Amount	$ 2	(2)
Shares issued for cash, Shares	909,390
Shares issued for cash, Amount	$ 9	602,684		602,693
Shares issued for services, Shares	430,227
Shares issued for services, Amount	$ 4	391,698
Shares issued for legal settlement, Shares	8,955
Shares issued for legal settlement, Amount	$ 1	5,999		6,000
Shares return to treassury on settlement, Shares	(100,000)
Shares return to treassury on settlement, Amount	$ (1)	1
Shares issued on settlement, Shares	100,000
Shares issued on settlement, Amount	$ 1	112,449		112,450
Options issued for Settlement		273,900		273,900
Net loss			(1,488,474)	(1,488,474)
Ending Balance, Shares at Dec. 31, 2017	51,434,050
Ending Balance, Value at Dec. 31, 2017	$ 514	7,004,363	(6,223,422)	781,455
Shares issued for services, Shares	29,014
Shares issued for services, Amount		25,242		(25,542)
Warrants to employees, Amount	$ 1	895,859		895,860
Net loss			(375,942)	(375,942)
Ending Balance, Shares at Jun. 30, 2018	51,463,064
Ending Balance, Value at Jun. 30, 2018	$ 515	7,925,464	(6,599,364)	1,326,615
Beginning Balance, Shares at Dec. 31, 2017	51,434,050
Beginning Balance, Value at Dec. 31, 2017	$ 514	7,004,363	(6,223,422)	781,455
Shares issued for services, Shares	29,014
Shares issued for services, Amount		25,242		(25,242)
Warrants to employees, Amount	$ 1	895,859		895,860
Stock based compensation granted to employees, Shares	50,000
Stock based compensation granted to employees, Amount		48,500		48,500
Net loss			(950,691)	(950,691)
Ending Balance, Shares at Dec. 31, 2018	51,513,064
Ending Balance, Value at Dec. 31, 2018	$ 515	8,178,919	(7,174,113)	1,005,321
Shares issued for services, Shares	89,708
Shares issued for services, Amount	$ 1	43,743		(43,743)
Warrants to employees, Shares	535,000
Warrants to employees, Amount	$ 5	(5)
Net loss			(21,264)	(21,264)
Ending Balance, Shares at Jun. 30, 2019	52,137,772
Ending Balance, Value at Jun. 30, 2019	$ 521	$ 8,222,657	$ (7,195,377)	$ 1,027,801